BORROWINGS - Pre-Swap Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Pre-swap annual contractual maturities of long-term debt outstanding
2017	$ 6,239
2018	4,918
2019	5,196
2020	4,593
2021	3,914
2022 and beyond	16,284
Total	$ 41,145	$ 38,820